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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------
Check here if Amendment |_|; Amendment Number: __________________
      This Amendment (Check only one.):    |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Satellite Asset Management, L.P.
Address: 10 East 50th Street, 21st Floor
         New York, NY  10022

Form 13F File Number: 28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian S. Kriftcher
Title: Chief Operating Officer and Principal
Phone: (212) 209-2050

Signature, Place, and Date of Signing:


/S/ BRIAN S. KRIFTCHER             New York, New York            August 14, 2002
----------------------             ------------------            ---------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                                  ----
Form 13F Information Table Entry Total:            44
                                                  -----
Form 13F Information Table Value Total:         $297,002
                                               ----------
                                               (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

                           FORM 13F INFORMATION TABLE
                           SATELLITE ASSET MANAGEMENT
                         FOR QUARTER ENDED JUNE 30, 2002

                                                          VALUE      SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DSCRETN  MANAGERS     SOLE     SHARED  NONE
------------------------------ --------------  --------- --------  -----------  --- ---- -------  --------  ----------  ------  ---
ACE LTD                        ORD             G0070K103    1,580       50,000   SH       SOLE                  50,000
AETHER SYS INC                 NOTE 6.000% 3/2 00808VAA3   14,369   24,000,000  PRN       SOLE              24,000,000
ALLMERICA FINL CORP            COM             019754100      949       22,000   SH       SOLE                  22,000
AMKOR TECHNOLOGY INC           NOTE 5.000% 3/1 031652AH3    3,280    5,000,000  PRN       SOLE               5,000,000
APACHE CORP                    COM             037411105    9,479      175,000   SH       SOLE                 175,000
BANK OF AMERICA CORPORATION    COM             060505104    3,495       50,000   SH       SOLE                  50,000
CANADA LIFE FINL CORP          COM             135113108   10,395      252,760   SH       SOLE                 252,760
CAPITAL ONE FINL CORP          COM             14040H105    2,003       35,000   SH       SOLE                  35,000
CHARTER ONE FINL INC           COM             160903100    2,238       64,300   SH       SOLE                  64,300
CINERGY CORP                   COM             172474108   18,071      507,900   SH       SOLE                 507,900
CITIGROUP INC                  COM             172967101    3,100       80,000   SH       SOLE                  80,000
COHEN & STEERS ADV INC         COM             19247W102    3,030      193,200   SH       SOLE                 193,200
RLTY
COMMERCE BANCSHARES INC        COM             200525103    1,331       30,000   SH       SOLE                  30,000
COMPASS BANCSHARES INC         COM             20449H109    1,290       40,000   SH       SOLE                  40,000
DEBT STRATEGIES FD INC NEW     COM             24276Q109      282       50,700   SH       SOLE                  50,700
DEVON ENERGY CORP NEW          COM             25179M103    2,328       50,000   SH       SOLE                  50,000
DPL INC                        COM             233293109    6,000      227,100   SH       SOLE                 227,100
ELAN FIN CORP LTD              NOTE 12/1       284129AC7    9,621   20,000,000  PRN       SOLE              20,000,000
ESSENTIAL THERAPEUTICS INC     COM             29669A108      301       93,800   SH       SOLE                  93,800
FEDERAL HOME LN MTG CORP       COM             313400301    2,412       40,000   SH       SOLE                  40,000
GENUITY INC                    CL A NEW        37248E202    1,796       17,504   SH       SOLE                  17,504
GOLDMAN SACHS GROUP INC        COM             38141G104    1,443       20,000   SH       SOLE                  20,000
IMMUNEX CORP NEW               COM             452528102   41,246    1,486,000   SH       SOLE               1,486,000
INVERNESS MED INNOVATIONS      COM             46126P106    6,501      300,200   SH       SOLE                 300,200
INC
KERR MCGEE CORP                COM             492386107    2,960       50,000   SH       SOLE                  50,000
LEHMAN BROS HLDGS INC          COM             524908100    3,531       60,000   SH       SOLE                  60,000
LINCOLN NATL CORP IND          COM             534187109    1,072       25,000   SH       SOLE                  25,000
MBIA INC                       COM             55262C100    1,687       30,000   SH       SOLE                  30,000
METLIFE INC                    COM             59156R108    1,884       65,000   SH       SOLE                  65,000

                                                          VALUE      SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DSCRETN  MANAGERS     SOLE     SHARED  NONE
------------------------------ --------------  --------- --------  -----------  --- ---- -------  --------  ----------  ------  ---
NORTH FORK                     COM             659424105    2,690       70,000   SH       SOLE                  70,000
BANCORPORATION NY
OLD REP INTL CORP              COM             680223104      812       23,600   SH       SOLE                  23,600
ONCOLYTICS BIOTECH INC         COM             682310107      609      200,000   SH       SOLE                 200,000
PG&E CORP                      COM             69331C108    7,021      357,400   SH       SOLE                 357,400
PMI GROUP INC                  WHEN ISSUED     69344M101      989       24,200   SH       SOLE                  24,200
PREMIERE TECHNOLOGIES INC      NOTE            74058FAC6   19,791   34,425,000  PRN       SOLE              34,425,000
                               5.750% 7/0
PRINCIPAL FINANCIAL GROUP      COM             74251V102    1,116       39,400   SH       SOLE                  39,400
IN
RENAISSANCE RE HLDGS LTD       COM             G7496G103    1,425       40,000   SH       SOLE                  40,000
RURAL CELLULAR CORP            CL A            781904107       97       30,000   SH       SOLE                  30,000
TRAVELERS PPTY CAS CORP        CL A            89420G109    1,278       75,000   SH       SOLE                  75,000
NEW
TYCO INTL GROUP S A            DBCV 2/1        902118AW8    2,710    4,000,000  PRN       SOLE               4,000,000
TYCO INTL GROUP S A            DBCV 2/1        902118AW8   90,996  133,000,000  PRN       SOLE               4,000,000
WELLS FARGO & CO NEW           COM             949746101    3,257       65,000   SH       SOLE                  65,000
WILLIS GROUP HOLDINGS LTD      SHS             G96655108      506       18,200   SH       SOLE                  18,200
WORLDCOM INC GA NEW            WRLDCOM         98157D106    6,031    3,976,100   SH       SOLE               3,976,100
                               GP COM

REPORT
SUMMARY: 44 DATA RECORDS                                  297,002   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED